Financial Instruments - Additional Information (Detail) In Millions, unless otherwise specified						12 Months Ended		12 Months Ended								12 Months Ended
	Jun. 30, 2012 USD ($)	Mar. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Oct. 01, 2011 USD ($)	Jul. 02, 2011 USD ($)	Jun. 30, 2012 Cross Currency Swap USD ($)	Jun. 30, 2012 Cross Currency Swap EUR (€)	Jun. 30, 2012 Offsetting Cross Currency Swap USD ($)	Jun. 30, 2012 Offsetting Cross Currency Swap EUR (€)	Jun. 30, 2012 Highly Leveraged Trade Accounts Receivable USD ($)	Jul. 02, 2011 Highly Leveraged Trade Accounts Receivable USD ($)	Jun. 30, 2012 Credit Risk Contract USD ($)	Jul. 02, 2011 Credit Risk Contract USD ($)	Jun. 30, 2012 Maximum Credit Risk Contract USD ($)	Jul. 02, 2011 Maximum Credit Risk Contract USD ($)	Jun. 30, 2012 Cash Flow Hedging
Derivative [Line Items]
Percent of long-term debt and notes payable instruments with fixed interest rates	100.00%
Payments for settlement of derivatives						$ 156
Notional value of derivatives							333		229
Net cash due upon settlement of both derivative instruments								40
Minimum correlation rate of commodity instrument and underlying hedges																80.00%
Maximum correlation rate of commodity instrument and underlying hedges																125.00%
Aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a liability position												40	259
Collateral required if credit-risk related features are triggered														40	259
Trade accounts receivable	$ 248	$ 246	$ 266	$ 292	$ 295					$ 52	$ 133